12. ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	R$ 4,237,785	R$ 4,869,562
Marketable securities	418,182	507,035
Trade and other receivables	3,090,691	2,720,041
Inventories	3,887,916	3,877,294
Biological assets	1,603,039	1,513,133
Recoverable taxes	473,732	560,389
Assets held for sale	99,245	3,326,305
Other current assets	590,733	690,998
Total current assets	15,045,427	19,030,900
NON-CURRENT ASSETS
Trade and other receivables	71,029	96,922
Deferred income tax and social contribution	1,915,370	1,519,652
Biological assets	1,081,025	1,061,314
Recoverable taxes	5,169,547	3,142,547
Other non-current assets	85,537	177,372
Property, plant and equipment, net	12,276,889	10,696,998		R$ 12,190,583
Intangible assets	4,908,079	5,019,398		7,197,636
Total non-current assets	26,724,712	23,351,477
TOTAL ASSETS	41,770,139	42,382,377
CURRENT LIABILITIES
Short-term debt	3,132,029	4,547,389
Trade accounts payable	5,784,419	5,487,205	[1]
Payroll, related charges and employee profit sharing	825,254	618,669
Liabilities with related parties		1,131,529
Tax payable	517,208	402,971
Other current liabilities	717,027	524,518
Total current liabilities	13,528,441	14,488,640
NON-CURRENT LIABILITIES
Long-term debt	15,488,250	17,618,055		R$ 15,413,027
Deferred income tax and social contribution	85,310	65,774
Provision for tax, civil and labor risks	710,061	854,667
Other non-current liabilities	1,093,942	1,107,958
TOTAL LIABILITIES AND EQUITY	20,228,277	20,361,960
Assets and Liabilities Classified as Held for Sale [Member]
CURRENT ASSETS
Cash and cash equivalents		166,449
Marketable securities		68,686
Trade and other receivables		577,841
Inventories		899,383
Biological assets		19,246
Recoverable taxes		108,459
Assets held for sale		405
Other current assets		24,351
Total current assets		1,864,820
NON-CURRENT ASSETS
Trade and other receivables		571
Deferred income tax and social contribution		7,967
Biological assets		31,708
Recoverable taxes		4,788
Other non-current assets		7,772
Total long-term receivables		52,806
Investments in subsidiaries and join ventures		20
Property, plant and equipment, net		826,612
Intangible assets		582,047
Total non-current assets		1,461,485
TOTAL ASSETS		3,326,305
CURRENT LIABILITIES
Short-term debt		88,395
Trade accounts payable		425,864
Payroll, related charges and employee profit sharing		90,792
Liabilities with related parties		197
Tax payable		38,431
Other current liabilities		146,344
Total current liabilities		790,023
NON-CURRENT LIABILITIES
Long-term debt		67,378
Deferred income tax and social contribution		168,174
Provision for tax, civil and labor risks		70,937
Other non-current liabilities		35,017
Total non-current liabilities		341,506
TOTAL LIABILITIES AND EQUITY		1,131,529
Net assets and liabilities held for sale		2,194,776
Assets and Liabilities Classified as Held for Sale [Member] | Others [Member]
CURRENT ASSETS
Cash and cash equivalents
Marketable securities
Trade and other receivables
Inventories
Biological assets
Recoverable taxes
Assets held for sale
Other current assets
Total current assets
NON-CURRENT ASSETS
Trade and other receivables
Deferred income tax and social contribution
Biological assets
Recoverable taxes
Other non-current assets
Total long-term receivables
Investments in subsidiaries and join ventures
Property, plant and equipment, net	99,245	169,798
Intangible assets
Total non-current assets	99,245	169,798
TOTAL ASSETS	99,245	169,798
CURRENT LIABILITIES
Short-term debt
Trade accounts payable
Payroll, related charges and employee profit sharing
Liabilities with related parties
Tax payable
Other current liabilities
Total current liabilities
NON-CURRENT LIABILITIES
Long-term debt
Deferred income tax and social contribution
Provision for tax, civil and labor risks
Other non-current liabilities
Total non-current liabilities
TOTAL LIABILITIES AND EQUITY
Net assets and liabilities held for sale	R$ 99,245	169,798
Assets and Liabilities Classified as Held for Sale [Member] | Operations from Argentina [Member]
CURRENT ASSETS
Cash and cash equivalents		31,683
Marketable securities		68,686
Trade and other receivables		244,654
Inventories		254,142
Biological assets		19,246
Recoverable taxes		59,721
Assets held for sale		4
Other current assets		18,087
Total current assets		696,223
NON-CURRENT ASSETS
Trade and other receivables		571
Deferred income tax and social contribution
Biological assets		11,586
Recoverable taxes		4,788
Other non-current assets		7,299
Total long-term receivables		24,244
Investments in subsidiaries and join ventures		20
Property, plant and equipment, net		329,590
Intangible assets		318,706
Total non-current assets		672,560
TOTAL ASSETS		1,368,783
CURRENT LIABILITIES
Short-term debt		88,395
Trade accounts payable		270,796
Payroll, related charges and employee profit sharing		45,125
Liabilities with related parties		197
Tax payable		13,600
Other current liabilities		51,125
Total current liabilities		469,238
NON-CURRENT LIABILITIES
Long-term debt		67,378
Deferred income tax and social contribution		142,013
Provision for tax, civil and labor risks		70,571
Other non-current liabilities		22
Total non-current liabilities		279,984
TOTAL LIABILITIES AND EQUITY		749,222
Net assets and liabilities held for sale		619,561
Assets and Liabilities Classified as Held for Sale [Member] | Operation from Europe and Thailand [Member]
CURRENT ASSETS
Cash and cash equivalents		134,766
Marketable securities
Trade and other receivables		333,187
Inventories		645,241
Biological assets
Recoverable taxes		48,738
Assets held for sale		401
Other current assets		6,264
Total current assets		1,168,597
NON-CURRENT ASSETS
Trade and other receivables
Deferred income tax and social contribution		7,967
Biological assets		20,122
Recoverable taxes
Other non-current assets		473
Total long-term receivables		28,562
Investments in subsidiaries and join ventures
Property, plant and equipment, net		327,224
Intangible assets		263,341
Total non-current assets		619,127
TOTAL ASSETS		1,787,724
CURRENT LIABILITIES
Short-term debt
Trade accounts payable		155,068
Payroll, related charges and employee profit sharing		45,667
Liabilities with related parties
Tax payable		24,831
Other current liabilities		95,219
Total current liabilities		320,785
NON-CURRENT LIABILITIES
Long-term debt
Deferred income tax and social contribution		26,161
Provision for tax, civil and labor risks		366
Other non-current liabilities		34,995
Total non-current liabilities		61,522
TOTAL LIABILITIES AND EQUITY		382,307
Net assets and liabilities held for sale		R$ 1,405,417

[1]	The restatement refers to the adoption of IFRS 16, in which the lease liabilities were reclassified from Trade Accounts Payable to a specific line (note 19).